FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 1.7	$ 28.8
Advance from the parent corporation	16.9
Long-term debt	5,727.6	5,899.4	$ 6,375.0
Lease liabilities	203.2	170.5	179.5
Derivative financial instruments	(597.1)	(677.7)
Cash and cash equivalents	(137.3)	(14.0)	(21.0)	$ (864.9)
Loans to the parent corporation		(701.1)
Net liabilities	5,215.0	4,705.9
Equity	$ 1,420.4	$ 2,027.8	$ 1,406.4	$ 2,524.3